Prudential Investment Portfolios 3

655 Broad Street

Newark, New Jersey 07102

February 22, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	497(j) Filing for Prudential Investment Portfolios 3
Registration numbers 333-95849 and 811-09805

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statements of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 108 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on February 15, 2024.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422.

Very truly yours,

/s/ Patrick McGuinness Patrick McGuinness Assistant Secretary